Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2020 and 2021 are as follows:

	2020		2021
Securities sold:
Stocks	~~W~~	387,857	275,451
Bonds		503,920	505,202
Others		5,352	7,114

		897,129	787,767
Gold/silver deposits		539,565	581,458

	~~W~~	1,436,694	1,369,225